Accumulated Other Comprehensive Income - Schedule of Net Income Amounts Reclassified from AOCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sales	$ 34,835	$ 30,837	$ 28,748
Cost of sales	(30,287)	(27,019)	(25,434)
Income tax	(360)	(324)	(202)
Net of tax	(15)	(18)	(22)
Net of tax	7	11	3
Total gains reclassified to net income	(142)	80	(289)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total gains reclassified to net income	8	7	19
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sales	3	24	16
Cost of sales	18	(1)	15
Income tax	(6)	(5)	(9)
Net of tax	15	18	22
Reclassification out of Accumulated Other Comprehensive Income [Member] | Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cost of sales	(8)	(14)	(5)
Income tax	1	3	2
Net of tax	$ (7)	$ (11)	$ (3)